AST Investment Grade Bond Portfolio Investment Strategy - AST Investment Grade Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. For purposes of this 80% policy, investment grade bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by both government and non-government issuers and rated BBB- or higher by S&P Global Ratings (S&P), or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or the equivalent by another nationally recognized statistical rating organization (NRSRO), or if unrated, are considered by the Portfolio's subadviser, PGIM Fixed Income, to be of comparable quality; and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. In managing the Portfolio’s assets, PGIM Fixed Income uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy, and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security. PGIM Fixed Income currently intends to maintain an overall weighted average credit quality rating of A– or better for the Portfolio. This target overall credit quality for the Portfolio will be based on ratings as of the date of purchase. In the event the overall credit quality drops below A– due to downgrades of individual portfolio securities, the Portfolio's subadviser will take appropriate action based upon the relevant facts and circumstances. Although the Portfolio may invest in individual bonds of any maturity, PGIM Fixed Income expects to maintain the Portfolio's duration within +/- 0.50 years of its primary benchmark index (i.e., the Bloomberg US 5-10 Year Government/Credit Bond Index) As of December 31, 2025, the duration of the Bloomberg US 5-10 Year Government/Credit Bond Index was approximately 6.01 years. Contract owners cannot select the Portfolio for investment. Instead, if a Contract owner selected certain benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a mathematical formula under the Contract. The Contracts using the Portfolio are issued by Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Fortitude Life Insurance & Annuity Company (formerly Prudential Annuities Life Assurance Corporation) and Everlake Life Insurance Company (formerly Allstate Life Insurance Company). For more information, Contract owners should see their Contract prospectus or contact the relevant Participating Insurance Company or their financial professional. The Portfolio may invest, without limitation, its assets in the AST PGIM Fixed Income Central Portfolio and the AST J.P. Morgan Fixed Income Central Portfolio (the Central Portfolios). The Central Portfolios are each a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The AST PGIM Fixed Income Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. The AST J.P. Morgan Fixed Income Central Portfolio normally invests at least 80% of their assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy those securities directly, the Portfolio may invest in the Central Portfolios.